Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	COMMUNICATIONS — 7.7%
64,992	Alphabet, Inc. - Class A*	$8,504,853
9,075	Meta Platforms, Inc. - Class A*	2,724,406
3,830	Netflix, Inc.*	1,446,208
		12,675,467
	CONSUMER DISCRETIONARY — 11.2%
49,944	Amazon.com, Inc.*	6,348,881
15,104	Expedia Group, Inc.*	1,556,769
55,610	General Motors Co.	1,833,462
11,629	Home Depot, Inc.	3,513,819
13,484	Marriott International, Inc. - Class A	2,650,415
2,823	O'Reilly Automotive, Inc.*	2,565,712
		18,469,058
	CONSUMER STAPLES — 5.8%
6,542	Costco Wholesale Corp.	3,695,968
61,908	Darling Ingredients, Inc.*	3,231,598
4,930	Estee Lauder Cos., Inc. - Class A	712,631
11,600	PepsiCo, Inc.	1,965,504
		9,605,701
	ENERGY — 2.5%
65,040	Antero Resources Corp.*	1,650,715
62,104	Halliburton Co.	2,515,212
		4,165,927
	FINANCIALS — 12.0%
9,747	Ameriprise Financial, Inc.	3,213,391
71,003	Bank of America Corp.	1,944,062
18,515	Chubb Ltd.[1]	3,854,453
28,206	Intercontinental Exchange, Inc.	3,103,224
30,525	JPMorgan Chase & Co.	4,426,736
13,539	Visa, Inc. - Class A	3,114,105
		19,655,971
	HEALTH CARE — 15.6%
31,849	Abbott Laboratories	3,084,576
222,828	Adaptive Biotechnologies Corp.*	1,214,413
16,912	Becton, Dickinson and Co.	4,372,259
37,644	Bio-Techne Corp.	2,562,427
38,716	Bristol-Myers Squibb Co.	2,247,077

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
13,661	Cigna Group	$3,908,002
60,604	Guardant Health, Inc.*	1,796,303
9,988	Teleflex, Inc.	1,961,743
5,479	Thermo Fisher Scientific, Inc.	2,773,305
9,589	Zoetis, Inc.	1,668,294
		25,588,399
	INDUSTRIALS — 9.2%
27,282	AMETEK, Inc.	4,031,188
12,794	Chart Industries, Inc.*	2,163,721
13,474	Honeywell International, Inc.	2,489,187
16,092	Norfolk Southern Corp.	3,168,998
40,962	Spirit AeroSystems Holdings, Inc. - Class A	661,127
13,120	Trane Technologies PLC	2,662,179
		15,176,400
	MATERIALS — 1.9%
17,117	Avery Dennison Corp.	3,126,762
	REAL ESTATE — 1.3%
8,778	Alexandria Real Estate Equities, Inc. - REIT	878,678
10,586	Prologis, Inc.	1,187,855
		2,066,533
	TECHNOLOGY — 29.2%
10,706	Accenture PLC - Class A	3,287,920
74,841	Apple, Inc.	12,813,528
12,625	Applied Materials, Inc.	1,747,931
5,134	Broadcom, Inc.	4,264,198
43,337	Microsoft Corp.	13,683,658
14,350	NVIDIA Corp.	6,242,106
10,539	Oracle Corp.	1,116,291
5,208	ServiceNow, Inc.*	2,911,064
4,314	Synopsys, Inc.*	1,979,996
		48,046,692
	UTILITIES — 2.2%
13,427	American Water Works Co., Inc.	1,662,665

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
34,383	NextEra Energy, Inc.	$1,969,802
		3,632,467
	TOTAL COMMON STOCKS
	(Cost $134,287,778)	162,209,377
	SHORT-TERM INVESTMENTS — 1.6%
2,672,895	Goldman Sachs Financial Square Government Fund - Institutional, 5.16%[2]	2,672,895
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,672,895)	2,672,895
	TOTAL INVESTMENTS — 100.2%
	(Cost $136,960,673)	164,882,272
	Liabilities in Excess of Other Assets — (0.2)%	(337,363)
	TOTAL NET ASSETS — 100.0%	$164,544,909

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.